Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Summary of Group's intangible assets

	December 31
	2012	2013
	RMB	RMB
Gross carrying amount
Software	4,235	5,477
Technology	9,962	17,121
Domain name	11,477	17,286

Total of gross carrying amount	25,674	39,884

Less: accumulated amortization
Software	(1,808)	(3,209)
Technology	(1,659)	(4,054)
Domain name	(2,176)	(2,944)

Total accumulated amortization	(5,643)	(10,207)

Less: impairment
Software	(550)	(550)

Intangible assets, net	19,481	29,127

Schedule of estimated amortization expenses

The estimated amortization expenses for each of the following five years are as follows:

	Domain name	Technology	Software
	RMB	RMB	RMB
2014	1,171	3,424	1,263
2015	1,149	3,424	335
2016	1,141	3,424	68
2017	1,141	1,806	33
2018	1,141	989	19

Schedule of weighted average amortization periods of intangible assets

December 31,
	2012	2013
Domain name	15 years	15 years
Technology	5 years	5 years
Software	3 years	3 years